Trade and Other Payables	12 Months Ended
Dec. 31, 2022
Disclosure Of Trade And Other Payables Text Block Abstract
TRADE AND OTHER PAYABLES

19. TRADE AND OTHER PAYABLES

As at December 31,	2022	2021
Trade payables	$1,976	$3,456
Other payables and accrued liabilities(a)	41,579	51,172
Trade and other payables	$43,555	$54,628

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(a)      Other payables and accrued liabilities included payables that are not trade in nature as well as various operating and capital accruals.